Note 10 - Decommissioning Provision	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of decommissioning provision [text block]

10.       Decommissioning Provision

The following table presents the continuity of the decommissioning provision associated with the Company’s pilot plant:

$
Beginning balance at June 30, 2019	-
Initial recognition	136,280
Balance at June 30, 2020	136,280
Effect of movement in foreign exchange rates	(12,340)
Balance at June 30, 2021	123,940

The present value of the decommissioning provision of $123,940 was calculated using an average risk-free rate of 0.25%. Decommissioning activities are expected to occur between 2023 and 2025.